Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Warrants [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2019	$ 224,528		$ 89,806	$ (316,891)	$ 94	$ (2,463)
Balance, shares at Dec. 31, 2019	19,994,510
Statement Line Items [Line Items]
Net Income (loss)				779		779
Other comprehensive loss: Foreign currency translation adjustments					210	210
Other comprehensive loss: Actuarial loss on defined benefit plans (note 9)				1,388		1,388
Comprehensive loss				2,167	210	2,377
Issuance of common shares and warrants, net of transaction costs (note 10)	$ 1,885					1,885
Issuance of common shares and warrants, net of transaction costs (note 10), shares	3,478,261
Share-based compensation costs			(112)			(112)
Balance at Mar. 31, 2020	$ 226,413		89,694	(314,724)	304	1,687
Balance, shares at Mar. 31, 2020	23,472,771
Balance at Dec. 31, 2020	$ 235,008	12,402	89,505	(322,659)	(1,045)	13,211
Balance, shares at Dec. 31, 2020	62,678,613
Statement Line Items [Line Items]
Net Income (loss)				(1,445)		(1,445)
Other comprehensive loss: Foreign currency translation adjustments					547	547
Other comprehensive loss: Actuarial loss on defined benefit plans (note 9)				882		882
Comprehensive loss				(563)	547	(16)
Issuance of common shares and warrants, net of transaction costs (note 10)	$ 29,082	1,897				30,979
Issuance of common shares and warrants, net of transaction costs (note 10), shares	23,586,207
Exercise of warrants (note 10)	$ 29,691	(9,704)				19,987
Exercise of warrants (note 10), shares	34,888,965
Share-based compensation costs			13			13
Balance at Mar. 31, 2021	$ 293,781	$ 4,595	$ 89,518	$ (323,222)	$ (498)	$ 64,174
Balance, shares at Mar. 31, 2021	121,153,785